American Funds 2050 Target Date Retirement Fund®
American Funds 2050 Target Date Retirement Fund®
American Funds Target Date Retirement Series® Prospectus Supplement August 14, 2017 (for prospectus dated April 7, 2017, as supplemented to date)

1. The first footnote in the “Shareholder fees” table in the “Fees and expenses of the fund” section of the prospectus for each series fund of the series is amended in its entirety to read as follows:

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2. The “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended by replacing information on Class A shares in the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the respective information shown below. Expense information for all other share classes remains unchanged. Except as indicated below each table, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	American Funds 2050 Target Date Retirement Fund® Class A
Management fees	none
Distribution and/or service (12b-1) fees	0.26%	[1]
Other expenses	0.13%
Acquired (underlying) fund fees and expenses	0.41%
Total annual fund operating expenses	0.80%
[1]	Restated to reflect current fees.

Example
Expense Example	American Funds 2050 Target Date Retirement Fund® Class A USD ($)
1 year	$ 652
3 years	816
5 years	994
10 years	$ 1,508

Keep this supplement with your prospectus.